Document And Entity Information	May 10, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 10, 2023
Entity Registrant Name	ADTRAN Holdings, Inc.
Entity Central Index Key	0000926282
Entity Emerging Growth Company	false
Securities Act File Number	001-41446
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	87-2164282
Entity Address, Address Line One	901 Explorer Boulevard
Entity Address, City or Town	Huntsville
Entity Address, State or Province	AL
Entity Address, Postal Zip Code	35806-2807
City Area Code	256
Local Phone Number	963-8000
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, Par Value $0.01 per share
Trading Symbol	ADTN
Security Exchange Name	NASDAQ